Commitments, contingencies and guarantees - Commitments (Details) $ in Thousands	Sep. 30, 2021 CAD ($)
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Minimum payments due under long-term service and other agreements	$ 279,823